Benefit Plans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) h	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Requisite minimum period of employment	1 year
Requisite minimum hours of service | h	1,000
Number of consecutive years in highest compensation preceding retirement	5 years
Period preceding retirement considered in calculating benefits	10 years
Accumulated benefit obligation for pension benefits	$ 30,900	$ 33,700
Change in benefit obligation: [Roll Forward]
Projected benefit obligation at beginning of year	33,662	27,822
Service cost	60	58	$ 69
Interest cost	1,329	1,374	1,273
Benefits paid	(1,676)	(1,751)
Net actuarial (gain) loss	(2,486)	6,159
Projected benefit obligation at end of year	30,889	33,662	27,822
Post-Retirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for pension benefits	5,434	6,455	2,513
Change in benefit obligation: [Roll Forward]
Service cost	165	100	50
Interest cost	268	217	$ 101
Benefits paid	(85)	(83)
Net actuarial (gain) loss	$ (1,369)	$ 1,897